Trade Notes and Accounts Receivable, Net - Carrying Amount (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 12,343,797	$ 14,486,184
U.S. dollar
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	2,905,396	3,610,639
Other currencies
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	75,369	45,114
Currencies other than Peso
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 2,980,765	$ 3,655,753